RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

3.           RELATED PARTY BALANCES AND TRANSACTIONS (In RMB’000)

(1)	Related party relationships

Name of related parties	Relationship
Beijing Shihui(i)	Being owned by close family members of the Company’s Chairman
Linze Origin Seeds Ltd.	Being owned by close family members of the Company’s Chairman
Henan Yingde Agricultural Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Liantaide Biotechnology Co., Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Agrite Co., Ltd.	Being owned by close family members of the Company’s Chairman
Shareholders	Non-controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou
Shareholders	Agriculture, Shandong Aoruixinong, Henan Aoyu, Hubei Agriculture

(1)Due from related parties, net of allowance for credit loss

	2024	2025
	RMB	RMB

Linze Origin Seeds Ltd	45	45
Beijing Shihui	17,060	17,140
Shareholders (i)	2,842	2,535
Beijing Liantaide (ii)	1,186	—
The Company’s Chairman	4,607	—
Companies controlled by the Company’s directors	—	7,570
The Close family of the Company’s Chairman	6	6
Total	25,746	27,296
Allowance for credit loss	17,110	17,190
Due from related parties, net	8,636	10,106

Note (i): As of September 30, 2024 and 2025, the balance of due from shareholders include seed sales amounted RMB 926 and RMB 1,476, and advances for business use amounted RMB 1,514 and RMB 1,060, respectively.

Note (ii): As of September 30, 2024 and 2025, the balance of due from Beijing Liantaide are advances for purchases raw materials amounted RMB 1,186 and RMB -nil-, respectively.

(2)	Due to related parties

	2024	2025
	RMB	RMB

Companies controlled by the Company’s directors (i)	1,680	—
Shareholders (i) (ii)	13,118	12,058
The Company’s Chairman	3,973	6,914
YingDe (i)	8,258	5,870
Beijing Liantaide	—	647
Chief Executive Officer	—	200
The close family of the Company’s Chairman	—	77
	27,029	25,766

Note (i): In the ordinary course of business, the Company purchases raw materials from and sells product to related parties, and related parties also provide cash to fund the Company’s operations.

Note (ii): As of September 30, 2024 and 2025, the balance of due to shareholders include borrowing amounted RMB 6,836 and RMB 6,957, which is unsecured, interest-bearing and repayable on demand, accrued interest amounted RMB 1,140 and RMB 1,293 and advances from shareholders of selling seed amounted RMB 5,142 and RMB 3,807.

(3)	Transactions with related parties
(a)	Sales to

	Year ended
	September 30,
	2023	2024	2025
	RMB	RMB	RMB
YingDe	6,384	—	540
Shareholders (i)	4,677	2,682	1,604
Beijing Liantaide	—	15	—
	11,061	2,697	2,144

Note(i): RMB 4,677, RMB 2,682 and RMB -nil-, or 5%, 2% and 2% of the Company for the years ended September 30, 2023, 2024 and 2025, respectively, are derived from shareholders and the sales price is market price.

(b)	Purchase from

	Year ended
	September 30,
	2023	2024	2025
	RMB	RMB	RMB
YingDe	162	—	—
Beijing Liantaide	6,334	13,249	3,513
	6,496	13,249	3,513

(c)	Borrowing

	Year ended
	September 30,
	2023	2024	2025
	RMB	RMB
Shareholders (i)	3,229	935	174
	3,229	935	174

Note (i) : The borrowing interest rate is from 4.5% to 6% and repayable on demand.

(d)	Interest accrual

	Year ended
	September 30,
	2023	2024	2025
	RMB	RMB	RMB
NCI	468	444	399
	468	444	399